Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net loss	$ (1,908,512)	$ (8,149,885)	$ (4,157,480)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services			70,000
Amortization of stock based compensation – prepaid expenses	237,689	2,311,805	607,906
Depreciation and amortization	34,954	164,596	172,608
Amortization of loan discounts	360,089	953,179
Bad debt expense			36,238
Change in derivative liability	(24,777)	(742,109)
Warrants granted for commission expense	37,137	832,000
Warrants granted for services
Loss from joint venture		(2,475)	(4,334)
Noncontrolling interest		(13,810)
Write off of intangible assets			58,522
Loss on disposal of PP&E		12,351	3,323
Amortization of warrants granted for discount of convertible notes		535,195
Change in other assets and liabilities:
Restricted cash			49,980
Accounts receivable	(35,543)	2,685	(5,142)
Inventory	(24,991)	36,289	110,180
Prepaid expenses and other assets	58,813	(104,091)	(185,757)
Other assets	8,687	38,282	50,996
Accounts payable	14,225	279,594	(298,204)
Accrued expenses	53,621	102,882	16,635
Deferred revenue	35,022	187,844	(41,901)
Net cash used in operating activities	(1,153,586)	(3,555,668)	(3,516,430)
Cash flows from investing activities:
Cash from acquisition of company		65,702
Advance of note receivable			(18,290)
Purchase in intangible assets	(6,638)	(49,480)	(45,930)
Payment to joint venture		(5,000)	(20,421)
Acquisition of property and equipment, net	(15,549)	(100,142)	(122,126)
Net cash used in investing activities	(22,187)	(88,920)	(206,767)
Cash flows from financing activities:
Proceeds from loan		2,855,549	5,855,575
Proceeds from convertible promissory notes	2,025,000
Loan repayments	(116,899)	(199,401)	(1,028,226)
Capital lease payments		(9,453)	(11,362)
Net cash provided by financing activities	1,908,101	2,646,695	4,815,987
Net increase (decrease) in cash and cash equivalents	732,328	(997,893)	1,092,790
Cash and cash equivalents, beginning of period	108,249	1,106,142	13,352
Cash and cash equivalents, end of period	840,577	108,249	1,106,142
Supplemental cash flow information:
Cash paid for Interest	19,973	36,249	93,001
Cash paid for Income taxes
Non-cash financing activities:
Common stock related to prepaid expenses	1,323,562	258,918
Warrants granted for discount on convertible promissory notes	$ 646,127
Loan discount relating to convertible promissory notes		832,846
Liabilities assumed from acquisition		1,791
Convertible promissory notes and accrued interest converted to common stock			8,979,470
Warrants granted as payment for accounts payable			$ 50,660